LEASES - Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
ROU assets obtained in exchange for lease liabilities	$ 9,339	$ 2,152	$ 6,044
Derecognition of ROU assets due to termination or modification	(47)	(28,747)	(4,038)
Cash paid for amounts included in the measurement of lease liabilities	$ 69,684	$ 74,898	$ 71,982